Consolidated Statements of Cash Flows - CAD ($) $ in Thousands		12 Months Ended
		Jul. 31, 2019	Jul. 31, 2018
Operating activities
Total net loss		$ (81,564)	$ (23,350)	[1]
Items not affecting cash
Income tax recovery		(3,840)
Depreciation of property, plant and equipment		1,747	896	[1]
Amortization of intangible assets		1,767	765	[1]
Unrealized revaluation gain on convertible debenture		(1,737)
Unrealized revaluation gain on biological assets		(38,856)	(7,340)	[1]
Unrealized fair value adjustment on investments		315
Amortization of deferred financing costs		596
Accrued interest income		(397)
License depreciation and prepaid royalty expenses - HIP		117
Impairment loss on inventory		16,918
Share of loss on investment in joint venture		2,964
Non-cash interest expense	[1]		312
Fair value adjustment on inventory sold		16,357	2,289	[1]
Stock-based compensation		28,008	4,997	[1]
Stock-based compensation expensed through cost of sales		936
Accretion of convertible debt	[1]		1,368
Revaluation of financial instruments loss		3,730	5,091	[1]
Changes in non-cash operating working capital items
Trade receivables		(17,845)	(292)	[1]
Commodity taxes recoverable		(6,425)	(3,742)	[1]
Prepaid expenses		(4,927)	(4,003)	[1]
Inventory		(90,748)	(2,503)	[1]
Biological assets		37,108
Accounts payable and accrued liabilities		6,630	3,399	[1]
Interest payable	[1]		(72)
Excise taxes payable		3,494
Deferred rent liability		946
Cash and cash equivalents used in operating activities		(124,706)	(22,185)	[1]
Financing activities
Share issuance - January offering		57,558
Issuance fees		(3,827)	(10,306)	[1]
Issuance of units	[1]		149,500
Issuance of secured convertible debentures	[1]		69,000
Exercise of stock options		4,293	590	[1]
Exercise of warrants		56,075	74,366	[1]
Proceeds from term loan, net of financing costs		32,778
Cash provided by financing activities		146,877	283,150	[1]
Investing activities
Disposal/(Acquisition) of short-term investments		119,810	(142,874)	[1]
Restricted cash		(22,350)
Acquisition of property, plant and equipment		(138,034)	(45,722)	[1]
Purchase of intangible assets		(3,010)	(1,780)	[1]
Investment in associate and joint ventures		(13,427)
Net cash acquired on business acquisition		49,366
Acquired convertible debenture	[1]		(10,000)
Cash used in investing activities		(7,645)	(200,376)	[1]
Increase in cash and cash equivalents		14,526	60,589	[1]
Cash and cash equivalents, beginning of year	[1]	99,042	38,453
Cash and cash equivalents, end of year		$ 113,568	$ 99,042	[1]

[1]	Restated